Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [text block] [Abstract]
Impairment of inventories	$ 2,982	$ 1,440	$ 334
Finished products and raw materials	$ 20,040